Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-16353
Entity Registrant Name	37 CAPITAL INC.
Entity Central Index Key	0000825171
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 303
Entity Address, Address Line Two	570 Granville Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3P1
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	true
Entity Common Stock, Shares Outstanding	5,745,947
Auditor Name	DALE MATHESON CARR-HILTON LABONTE LLP
Auditor Firm ID	1173
Auditor Location	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 303
Entity Address, Address Line Two	570 Granville Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3P1
City Area Code	604
Local Phone Number	681-0204
Contact Personnel Name	Jacob Kalpakian